NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 29,968	$ 31,842
Individually evaluated for impairment	199	1,131
Collectively evaluated for impairment	29,769	30,711
Deferred loan fees	(10)	(4)
Allowance for loan losses	(234)	(307)
Net Loans Receivable	29,724	31,531
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	15,634	13,611
Individually evaluated for impairment
Collectively evaluated for impairment	15,634	13,611
First Mortgage Loans - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,872	2,546
Individually evaluated for impairment		701
Collectively evaluated for impairment	1,872	1,845
First Mortgage Loans - Land Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	573	1,407
Individually evaluated for impairment		280
Collectively evaluated for impairment	573	1,127
First Mortgage Loans - Multi-family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,327	2,780
Individually evaluated for impairment
Collectively evaluated for impairment	2,327	2,780
First Mortgage Loans - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	4,523	5,787
Individually evaluated for impairment	49
Collectively evaluated for impairment	4,474	5,787
Consumer Loans - Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	849	1,085
Individually evaluated for impairment
Collectively evaluated for impairment	849	1,085
Consumer Loans - Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,985	2,056
Individually evaluated for impairment	150	150
Collectively evaluated for impairment	1,835	1,906
Consumer Loans - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	221	180
Individually evaluated for impairment
Collectively evaluated for impairment	221	180
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,584	1,890
Individually evaluated for impairment
Collectively evaluated for impairment	1,584	1,890
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	400	500
Individually evaluated for impairment
Collectively evaluated for impairment	$ 400	$ 500